DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF

(On or about August 18, 2021, the Fund will be renamed to Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF)

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.5%
Australia - 4.2%
Afterpay Ltd.*	151	$10,844
APA Group (a)	835	5,966
Aristocrat Leisure Ltd.	400	12,710
ASX Ltd.	135	7,969
Aurizon Holdings Ltd.	1,511	4,234
AusNet Services Ltd.	919	1,248
Australia & New Zealand Banking Group Ltd.	1,960	43,557
BlueScope Steel Ltd.	405	6,655
Brambles Ltd.	1,002	8,392
Cochlear Ltd.	42	7,381
Coles Group Ltd.	950	12,185
Commonwealth Bank of Australia	1,228	94,787
Computershare Ltd.	382	4,645
Dexus REIT	757	6,112
Evolution Mining Ltd.	1,212	5,075
Fortescue Metals Group Ltd.	1,107	19,220
Goodman Group REIT	1,139	17,130
GPT Group REIT	1,286	4,579
Insurance Australia Group Ltd.	1,678	6,520
Lendlease Corp. Ltd. (a)	426	4,053
Macquarie Group Ltd.	237	27,872
Mirvac Group REIT	2,834	6,120
Newcrest Mining Ltd.	602	13,196
Northern Star Resources Ltd.	781	7,073
Orica Ltd.	274	2,876
QBE Insurance Group Ltd.	1,026	8,696
Ramsay Health Care Ltd.	130	6,390
REA Group Ltd.	37	4,687
SEEK Ltd.	253	5,985
Sonic Healthcare Ltd.	316	8,510
Stockland REIT	1,811	6,546
Sydney Airport*(a)	958	4,353
Telstra Corp. Ltd.	3,062	8,343
Transurban Group (a)	1,910	20,521
Vicinity Centres REIT	2,364	2,855
Woodside Petroleum Ltd.	655	11,058

(Cost $340,675)		428,343

Austria - 0.2%
Erste Group Bank AG	203	8,344
OMV AG	104	5,953
voestalpine AG	83	3,751

(Cost $12,450)		18,048

Belgium - 0.4%
Etablissements Franz Colruyt NV	42	2,556
KBC Group NV	182	14,882
Solvay SA	55	7,424
UCB SA	93	8,701
Umicore SA	149	8,940

(Cost $36,146)		42,503

Brazil - 0.8%
Atacadao SA	300	1,280
B2W Cia Digital*	154	1,753
B3 SA - Brasil Bolsa Balcao	4,181	13,974
Banco Bradesco SA	1,018	4,434
Banco do Brasil SA	647	4,129
Banco Santander Brasil SA	305	2,396
CCR SA	843	2,213
Cosan SA	936	4,168
Energisa SA	124	1,098
Equatorial Energia SA	644	3,035
Klabin SA*	521	2,615
Localiza Rent a Car SA	404	4,823
Lojas Renner SA	537	4,789
Natura & Co. Holding SA*	609	5,982
Notre Dame Intermedica Participacoes SA	338	5,693
Rumo SA*	903	3,556
Telefonica Brasil SA	338	2,847
TIM SA	689	1,598
Ultrapar Participacoes SA	512	1,883
Via Varejo S/A*	905	2,238
WEG SA	1,150	7,483

(Cost $76,726)		81,987

Canada - 7.4%
Agnico Eagle Mines Ltd.	166	11,750
Algonquin Power & Utilities Corp.	403	6,178
Alimentation Couche-Tard, Inc., Class B	582	20,990
B2Gold Corp.	742	3,796
Ballard Power Systems, Inc.*	165	2,870
Bank of Montreal	447	46,691
Bank of Nova Scotia	844	56,735
Brookfield Asset Management, Inc., Class A	893	44,365
CAE, Inc.*	193	5,943
Cameco Corp.	289	5,681
Canadian Apartment Properties, Class Trust Unit REIT	57	2,613
Canadian Imperial Bank of Commerce	304	35,408
Canadian National Railway Co.	489	54,441
Canadian Tire Corp. Ltd., Class A	43	7,274
Canopy Growth Corp.*	148	3,706
Enbridge, Inc.	1,409	53,533
FirstService Corp.	34	5,516
Fortis, Inc.	348	15,791
Franco-Nevada Corp.	136	20,083
Gildan Activewear, Inc.	165	5,904
Hydro One Ltd., 144A	234	5,944

Intact Financial Corp.	104	14,053
Inter Pipeline Ltd.	307	4,460
Keyera Corp. (b)	147	3,677
Kinross Gold Corp.	875	7,047
Loblaw Cos. Ltd.	113	6,900
Lundin Mining Corp.	473	5,023
Magna International, Inc.	206	20,315
Manulife Financial Corp.	1,345	28,134
Metro, Inc.	185	8,870
National Bank of Canada	234	18,403
Nutrien Ltd.	397	24,436
Parkland Corp.	120	3,960
Pembina Pipeline Corp. (b)	400	12,876
Ritchie Bros Auctioneers, Inc.	74	4,376
Rogers Communications, Inc., Class B	252	12,891
Shopify, Inc., Class A*	77	94,350
Sun Life Financial, Inc. (b)	422	22,593
TELUS Corp.	341	7,649
Thomson Reuters Corp.	121	11,696
TMX Group Ltd.	39	4,283
Toromont Industries Ltd.	57	5,074
Wheaton Precious Metals Corp.	314	14,885
WSP Global, Inc.	69	7,709

(Cost $536,723)		758,872

Chile - 0.2%
Antofagasta PLC	274	6,016
Empresas CMPC SA	870	2,254
Empresas COPEC SA	344	3,484
Enel Americas SA	16,381	2,270
Falabella SA	691	3,133

(Cost $21,432)		17,157

China - 11.8%
360 Security Technology, Inc., Class A*	500	961
3SBio, Inc., 144A*	961	1,164
51job, Inc., ADR*	19	1,362
AAC Technologies Holdings, Inc.	587	3,570
Air China Ltd., Class H*	1,505	1,208
Alibaba Group Holding Ltd., ADR*	1,317	281,785
A-Living Smart City Services Co. Ltd., 144A	301	1,452
Baozun, Inc., ADR*	43	1,492
BYD Co. Ltd., Class A	100	2,804
BYD Co. Ltd., Class H	555	12,872
CanSino Biologics, Inc., Class H, 144A*	50	2,211
China Conch Venture Holdings Ltd.	1,213	5,580
China Construction Bank Corp., Class H	68,554	56,353
China Eastern Airlines Corp. Ltd., Class A	1,000	851
China Feihe Ltd., 144A	2,800	7,847
China Lesso Group Holdings Ltd.	841	2,216
China Medical System Holdings Ltd.	1,129	2,895
China Merchants Bank Co. Ltd., Class H	2,873	26,560
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	300	546
China Molybdenum Co. Ltd., Class H	2,790	1,923
China Resources Pharmaceutical Group Ltd., 144A	1,134	814
China Tourism Group Duty Free Corp. Ltd., Class A	100	5,249
China Vanke Co. Ltd., Class A	500	2,095
China Vanke Co. Ltd., Class H	1,182	4,089
CIFI Holdings Group Co. Ltd.	2,000	1,750
CITIC Ltd.	4,000	4,623
Contemporary Amperex Technology Co. Ltd., Class A	100	6,812
Country Garden Services Holdings Co. Ltd.	1,062	11,022
CSPC Pharmaceutical Group Ltd.	6,636	10,414
Dali Foods Group Co. Ltd., 144A	2,295	1,437
Dongfeng Motor Group Co. Ltd., Class H	2,000	1,873
ENN Energy Holdings Ltd.	577	10,609
Eve Energy Co. Ltd., Class A	100	1,743
Fosun International Ltd.	1,660	2,691
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	400	2,657
Genscript Biotech Corp.*	673	2,640
Great Wall Motor Co. Ltd., Class H	2,000	5,592
Greentown Service Group Co. Ltd.	968	1,539
Guangzhou Automobile Group Co. Ltd., Class H	2,000	1,703
Guangzhou R&F Properties Co. Ltd., Class H	800	1,084
Hansoh Pharmaceutical Group Co. Ltd., 144A*	1,000	4,361
HengTen Networks Group Ltd.*	2,000	1,964
Huaxia Bank Co. Ltd., Class A	1,400	1,413
Industrial Bank Co. Ltd., Class A	1,100	3,989
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	300	1,906
Jinxin Fertility Group Ltd., 144A	800	2,304
Kingdee International Software Group Co. Ltd.*	1,806	7,353
KWG Group Holdings Ltd.	903	1,389
Lenovo Group Ltd.	5,418	6,492
Li Auto, Inc., ADR*	329	7,666
Li Ning Co. Ltd.	1,500	14,079
Logan Group Co. Ltd.	976	1,569
Longfor Group Holdings Ltd., 144A	1,300	7,604
Meituan, Class B, 144A*	2,541	96,254
Microport Scientific Corp.	500	4,181
Minth Group Ltd.	500	2,132
NARI Technology Co. Ltd., Class A	300	1,465
NIO, Inc., ADR*	912	35,221
Pharmaron Beijing Co. Ltd., Class H, 144A	100	2,395
Ping An Insurance Group Co. of China Ltd., Class A	500	5,633
Ping An Insurance Group Co. of China Ltd., Class H	4,500	48,964

Poly Developments and Holdings Group Co. Ltd., Class A*	700	1,485
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,000	4,417
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	500	4,165
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	766	1,731
Shenzhen Inovance Technology Co. Ltd., Class A	100	1,546
Shenzhou International Group Holdings Ltd.	500	12,910
Sinotruk Hong Kong Ltd.	500	1,172
Suning.com Co. Ltd., Class A	800	854
Tencent Holdings Ltd.	3,975	317,025
Tongcheng-Elong Holdings Ltd.*	800	2,159
Topsports International Holdings Ltd., 144A	1,000	1,523
Vipshop Holdings Ltd., ADR*	316	7,309
Want Want China Holdings Ltd.	3,400	2,528
WuXi AppTec Co. Ltd., Class A	140	3,673
WuXi AppTec Co. Ltd., Class H, 144A	235	5,032
Wuxi Biologics Cayman, Inc., 144A*	2,369	37,025
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,036	1,765
Xinyi Solar Holdings Ltd.	4,000	7,174
XPeng, Inc., ADR*	225	7,229
Yum China Holdings, Inc.	292	19,751
Yunnan Baiyao Group Co. Ltd., Class A	100	1,971
Zhejiang Expressway Co. Ltd., Class H	1,141	991
Zhongsheng Group Holdings Ltd.	500	4,300
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,000	1,206

(Cost $823,075)		1,203,363

Cyprus — 0.1%
Polymetal International PLC
(Cost $4,430)	246	5,844

Czech Republic — 0.0%
Komercni banka AS*
(Cost $1,828)	46	1,699

Denmark — 2.2%
Ambu A/S, Class B	117	4,366
Chr Hansen Holding A/S	73	6,557
Coloplast A/S, Class B	80	12,633
Demant A/S*	75	4,113
Genmab A/S*	45	18,221
GN Store Nord AS	91	7,734
Novo Nordisk A/S, Class B	1,204	95,264
Novozymes A/S, Class B	150	10,944
Orsted AS, 144A	136	20,632
Pandora A/S	70	9,478
Tryg A/S	225	5,300
Vestas Wind Systems A/S	715	27,834

(Cost $124,645)		223,076

Egypt — 0.0%
Commercial International Bank Egypt SAE*
(Cost $3,328)	983	3,376

Finland — 0.8%
Elisa OYJ	103	6,077
Kesko OYJ, Class B	150	5,185
Neste OYJ	305	20,100
Nordea Bank Abp	2,254	24,165
Orion OYJ, Class B	74	3,185
Stora Enso OYJ, Class R	402	7,036
UPM-Kymmene OYJ	391	14,896
Wartsila OYJ Abp	318	4,296

(Cost $66,313)		84,940

France — 6.6%
Accor SA*	126	5,062
Air Liquide SA	326	55,435
Alstom SA*	194	10,909
Amundi SA, 144A	43	3,822
Atos SE	73	4,895
AXA SA	1,385	38,236
BNP Paribas SA	782	53,399
Bouygues SA	159	6,489
Bureau Veritas SA*	204	6,278
Carrefour SA (b)	432	8,831
Cie Generale des Etablissements Michelin SCA	121	18,611
CNP Assurances	105	1,904
Covivio REIT	37	3,490
Danone SA	431	30,722
Eiffage SA	61	6,738
EssilorLuxottica SA (b)	202	35,041
Eurazeo SE	20	1,786
Gecina SA REIT	34	5,425
Kering SA (b)	52	47,575
Klepierre SA REIT	142	4,104
L’Oreal SA	178	80,154
Natixis SA*(b)	593	2,941
Orange SA	1,426	18,150
Publicis Groupe SA	156	10,586
Schneider Electric SE	376	59,487
SEB SA	17	3,166
Societe Generale SA	564	18,070
Teleperformance	43	16,540
TotalEnergies SE	1,737	80,500
Unibail-Rodamco-Westfield REIT*	87	7,571
Valeo SA	160	5,233
Vivendi SE*	495	17,987
Wendel SE	22	3,072

(Cost $552,932)		672,209

Germany — 5.1%
adidas AG	132	48,151
Allianz SE	284	74,811
BASF SE	642	52,324

Bayerische Motoren Werke AG	236	25,017
Beiersdorf AG	74	8,762
Brenntag SE	107	10,092
Commerzbank AG*	724	5,840
Delivery Hero SE, 144A*	109	14,993
Deutsche Boerse AG	134	21,905
Deutsche Post AG	690	47,074
Deutsche Wohnen SE	237	15,126
HeidelbergCement AG	98	8,946
Henkel AG & Co. KGaA	67	6,615
LANXESS AG	58	4,347
Merck KGaA	88	15,875
MTU Aero Engines AG	38	9,803
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	97	28,007
Puma SE	68	7,800
SAP SE	723	100,349
Symrise AG	89	11,806
Telefonica Deutschland Holding AG	511	1,398

(Cost $418,380)		519,041

Greece — 0.0%
Hellenic Telecommunications Organization SA
(Cost $1,470)	119	2,155

Hong Kong — 1.7%
Alibaba Health Information Technology Ltd.*	2,674	6,636
Beijing Enterprises Water Group Ltd.*	4,000	1,629
BOC Hong Kong Holdings Ltd.	2,232	8,067
China Education Group Holdings Ltd.	1,000	2,583
China Everbright Environment Group Ltd.	2,618	1,575
China Gas Holdings Ltd.	2,066	7,706
China Mengniu Dairy Co. Ltd.*	2,095	12,700
China Overseas Land & Investment Ltd.	2,894	6,921
China Resources Gas Group Ltd.	641	4,002
ESR Cayman Ltd., 144A*	1,400	4,428
Geely Automobile Holdings Ltd.	3,802	9,670
Hang Seng Bank Ltd.	563	11,693
HKT Trust & HKT Ltd. (a)	1,998	2,708
Hong Kong & China Gas Co. Ltd.	6,942	12,075
Hong Kong Exchanges & Clearing Ltd.	867	54,268
Hopson Development Holdings Ltd.	500	2,461
Hutchmed China Ltd., ADR*	43	1,279
Lee & Man Paper Manufacturing Ltd.	1,293	1,128
MTR Corp. Ltd. (b)	1,149	6,395
Shenzhen Investment Ltd.	985	350
Shimao Group Holdings Ltd.	1,000	2,835
Sino Biopharmaceutical Ltd.	6,713	7,542
Swire Pacific Ltd., Class A	377	2,832
Swire Properties Ltd.	1,018	2,997

(Cost $139,735)		174,480

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC*	348	2,830
OTP Bank Nyrt*	153	8,412

(Cost $10,241)		11,242

India — 3.3%
Adani Green Energy Ltd.*	275	4,802
Ambuja Cements Ltd.	440	1,980
Asian Paints Ltd.	278	11,398
Axis Bank Ltd., GDR*	175	8,925
Axis Bank Ltd.*	700	7,236
Bajaj Auto Ltd.*	48	2,771
Berger Paints India Ltd.	169	1,875
Bharat Petroleum Corp. Ltd.	389	2,528
Britannia Industries Ltd.	86	4,083
Colgate-Palmolive India Ltd.	87	2,061
Dabur India Ltd.	360	2,679
DLF Ltd.	421	1,672
Eicher Motors Ltd.*	80	2,948
Grasim Industries Ltd.	216	4,376
Havells India Ltd.	185	2,626
HCL Technologies Ltd.	767	9,983
Hero MotoCorp Ltd.	72	2,982
Hindalco Industries Ltd.	1,148	6,232
Hindustan Unilever Ltd.	564	18,173
Housing Development Finance Corp. Ltd.	1,193	41,937
Info Edge India Ltd.*	54	3,231
Infosys Ltd.	1,180	22,646
Infosys Ltd., ADR	1,321	25,548
Lupin Ltd.	164	2,754
Mahindra & Mahindra Ltd.	643	7,154
Marico Ltd.	368	2,408
Motherson Sumi Systems Ltd.*	879	2,907
Nestle India Ltd.	24	5,848
PI Industries Ltd.	58	2,088
Pidilite Industries Ltd.*	88	2,533
Piramal Enterprises Ltd.	68	1,701
Reliance Industries Ltd.	1,974	58,721
Shree Cement Ltd.*	6	2,278
State Bank of India*	1,242	7,257
Tata Consultancy Services Ltd.	632	27,493
Titan Co. Ltd.	275	6,045
UPL Ltd.	348	3,906
Wipro Ltd.	850	6,309

(Cost $242,397)		332,094

Indonesia — 0.2%
PT Bank Central Asia Tbk	6,823	15,230
PT Barito Pacific Tbk	19,700	1,241
PT Indah Kiat Pulp & Paper Tbk	2,093	1,246
PT Indofood Sukses Makmur Tbk	2,981	1,325
PT Kalbe Farma Tbk	15,558	1,580
PT Unilever Indonesia Tbk	6,190	2,536

(Cost $22,891)		23,158

Ireland — 0.6%
CRH PLC	549	28,575

DCC PLC	78	6,639
Kerry Group PLC, Class A	111	15,010
Kingspan Group PLC	108	10,149

(Cost $37,963)		60,373

Israel - 0.2%
Bank Hapoalim BM*	859	7,288
Bank Leumi Le-Israel BM*	1,118	8,742
CyberArk Software Ltd.*	27	3,416

(Cost $16,561)		19,446

Italy - 1.1%
Amplifon SpA	87	4,143
Assicurazioni Generali SpA	790	16,241
Enel SpA	5,708	56,222
Intesa Sanpaolo SpA	11,857	35,032

(Cost $88,872)		111,638

Japan - 14.4%
Aeon Co. Ltd.	500	13,401
Ajinomoto Co., Inc.	300	6,900
ANA Holdings, Inc.*	100	2,427
Asahi Kasei Corp.	900	9,914
Astellas Pharma, Inc.	1,300	21,361
Azbil Corp.	100	4,008
Bridgestone Corp.	400	17,573
Capcom Co. Ltd.	100	3,291
Casio Computer Co. Ltd.	100	1,741
Central Japan Railway Co.	100	14,868
Chugai Pharmaceutical Co. Ltd.	510	19,571
CyberAgent, Inc.	300	6,028
Dai Nippon Printing Co. Ltd.	200	4,313
Daifuku Co. Ltd.	80	6,728
Dai-ichi Life Holdings, Inc.	700	14,289
Daikin Industries Ltd.	175	34,562
Daiwa House Industry Co. Ltd.	400	11,723
Denso Corp.	300	20,576
East Japan Railway Co.	230	16,084
Eisai Co. Ltd.	170	11,434
ENEOS Holdings, Inc.	2,200	9,100
Fast Retailing Co. Ltd.	44	35,865
FUJIFILM Holdings Corp.	250	17,428
Fujitsu Ltd.	140	22,761
Hankyu Hanshin Holdings, Inc.	100	3,126
Hirose Electric Co. Ltd.	25	3,563
Hitachi Construction Machinery Co. Ltd.	100	3,318
Hitachi Metals Ltd.*	200	3,878
Hoshizaki Corp.	25	2,224
Hoya Corp.	250	32,794
Hulic Co. Ltd.	200	2,251
Ibiden Co. Ltd.	100	4,644
Inpex Corp.	700	4,818
Isuzu Motors Ltd.	300	3,957
ITOCHU Corp.	800	23,760
JFE Holdings, Inc.	300	3,998
JSR Corp.	100	2,948
Kajima Corp.	300	4,155
Kansai Paint Co. Ltd.	100	2,701
Kao Corp.	350	21,420
KDDI Corp.	1,100	37,376
Keio Corp.	100	6,216
Kikkoman Corp.	100	6,499
Kobayashi Pharmaceutical Co. Ltd.	50	4,443
Komatsu Ltd.	600	17,568
Kubota Corp.	700	15,920
Kurita Water Industries Ltd.	100	4,598
Kyowa Kirin Co. Ltd.	200	6,051
Lawson, Inc.	50	2,253
Lixil Corp.	200	5,260
Marubeni Corp.	1,100	9,727
Mazda Motor Corp.*	200	1,709
Mercari, Inc.*	100	4,744
Mitsubishi Chemical Holdings Corp.	800	6,403
Mitsubishi Estate Co. Ltd.	800	12,970
Mitsui Chemicals, Inc.	100	3,355
Mitsui Fudosan Co. Ltd.	600	13,983
Miura Co. Ltd.	50	2,299
Mizuho Financial Group, Inc.	1,660	25,387
MS&AD Insurance Group Holdings, Inc.	300	9,168
Murata Manufacturing Co. Ltd.	400	30,272
Nabtesco Corp.	100	4,589
NEC Corp.	200	9,342
Nintendo Co. Ltd.	80	49,509
Nippon Building Fund, Inc. REIT	1	6,344
Nippon Express Co. Ltd.	50	4,008
Nippon Paint Holdings Co. Ltd.	500	7,240
Nippon Yusen KK	100	4,127
Nissin Foods Holdings Co. Ltd.	50	3,624
Nitori Holdings Co. Ltd.	60	10,402
Nitto Denko Corp.	100	7,761
Nomura Holdings, Inc.	2,100	11,537
Nomura Real Estate Holdings, Inc.	100	2,566
Nomura Real Estate Master Fund, Inc. REIT	3	4,755
Nomura Research Institute Ltd.	200	6,381
NSK Ltd.	300	2,849
NTT Data Corp.	400	6,509
Obayashi Corp.	400	3,371
Odakyu Electric Railway Co. Ltd.	200	5,168
Omron Corp.	125	9,850
Oriental Land Co. Ltd.	150	22,364
ORIX Corp.	800	14,125
Orix JREIT, Inc. REIT	2	3,720
Osaka Gas Co. Ltd.	300	5,655
Otsuka Corp.	100	5,357
Pan Pacific International Holdings Corp.	300	5,913
Panasonic Corp.	1,500	17,099
Recruit Holdings Co. Ltd.	950	48,240
Resona Holdings, Inc.	1,500	6,406

Rohm Co. Ltd.	50	4,740
Secom Co. Ltd.	150	11,751
Sekisui Chemical Co. Ltd.	300	5,114
Sekisui House Ltd.	400	8,329
Seven & i Holdings Co. Ltd.	500	21,646
SG Holdings Co. Ltd.	200	4,472
Sharp Corp.	100	1,826
Shimadzu Corp.	150	5,258
Shimizu Corp.	400	3,280
Shin-Etsu Chemical Co. Ltd.	250	43,089
Shionogi & Co. Ltd.	200	10,160
Shiseido Co. Ltd.	300	21,744
SoftBank Corp.	1,900	24,428
Sohgo Security Services Co. Ltd.	50	2,290
Sompo Holdings, Inc.	250	10,064
Sony Group Corp.	850	83,800
Stanley Electric Co. Ltd.	100	2,980
Sumitomo Chemical Co. Ltd.	1,100	6,033
Sumitomo Metal Mining Co. Ltd.	200	8,973
Sumitomo Mitsui Trust Holdings, Inc.	200	6,894
Suntory Beverage & Food Ltd.	100	3,688
Sysmex Corp.	100	10,202
T&D Holdings, Inc.	400	5,448
Taisei Corp.	100	3,492
Takeda Pharmaceutical Co. Ltd.	1,100	37,396
TDK Corp.	100	12,743
Terumo Corp.	400	15,419
Tobu Railway Co. Ltd.	100	2,548
Toho Gas Co. Ltd.	50	2,742
Tokyo Electron Ltd.	105	46,705
Tokyo Gas Co. Ltd.	200	3,961
Tokyu Corp.	300	4,020
Toray Industries, Inc.	1,000	6,496
TOTO Ltd.	100	5,393
Unicharm Corp.	300	11,855
USS Co. Ltd.	100	1,750
West Japan Railway Co.	100	5,695
Yakult Honsha Co. Ltd.	100	5,402
Yamada Holdings Co. Ltd.	400	1,945
Yamaha Corp.	100	6,006
Yamaha Motor Co. Ltd.	200	5,841
Yaskawa Electric Corp.	200	9,708
Yokogawa Electric Corp.	100	1,584
Z Holdings Corp.	2,000	9,408
ZOZO, Inc.	100	3,387

(Cost $1,191,966)		1,474,218

Kuwait - 0.1%
Kuwait Finance House KSCP
(Cost $8,051)	3,230	8,000

Luxembourg - 0.0%
Tenaris SA
(Cost $3,965)	322	3,673

Malaysia - 0.6%
AMMB Holdings Bhd	1,400	967
Axiata Group Bhd	2,152	1,930
CIMB Group Holdings Bhd	3,629	3,766
Dialog Group Bhd	2,800	1,962
DiGi.Com Bhd	2,500	2,582
Fraser & Neave Holdings Bhd	200	1,290
HAP Seng Consolidated Bhd	500	984
Hartalega Holdings Bhd	1,000	2,182
IHH Healthcare Bhd	1,900	2,442
Kossan Rubber Industries	1,100	1,080
Kuala Lumpur Kepong Bhd	300	1,615
Malayan Banking Bhd	2,909	5,769
Malaysia Airports Holdings Bhd*	900	1,220
Maxis Bhd	2,100	2,368
MISC Bhd	900	1,499
Nestle Malaysia Bhd	19	629
Petronas Dagangan Bhd	300	1,375
Petronas Gas Bhd	600	2,357
PPB Group Bhd	400	1,796
Press Metal Aluminium Holdings Bhd	2,200	2,774
Public Bank Bhd	10,500	10,718
RHB Bank Bhd	900	1,156
Sime Darby Bhd	2,000	1,110
Supermax Corp. Bhd	1,328	1,330
Top Glove Corp. Bhd	3,000	3,768
Westports Holdings Bhd	1,100	1,149

(Cost $64,660)		59,818

Mexico - 0.5%
Arca Continental SAB de CV	349	1,982
Cemex SAB de CV, Series CPO*	11,057	9,336
Coca-Cola Femsa SAB de CV	384	1,913
Fomento Economico Mexicano SAB de CV	1,459	12,267
Gruma SAB de CV, Class B	161	1,755
Grupo Bimbo SAB de CV, Series A	1,236	2,722
Grupo Financiero Banorte SAB de CV, Class O	1,805	12,465
Industrias Penoles SAB de CV*	103	1,566
Kimberly-Clark de Mexico SAB de CV, Class A	1,156	2,094

(Cost $41,075)		46,100

Netherlands - 3.7%
Aegon NV	1,174	5,535
Akzo Nobel NV	131	16,866
ASML Holding NV	293	196,027
ING Groep NV	2,761	38,281
JDE Peet’s NV*	53	2,090
Koninklijke Ahold Delhaize NV	724	20,913
Koninklijke DSM NV	123	22,663
Koninklijke KPN NV	2,367	7,866
Koninklijke Vopak NV	38	1,797
NN Group NV	206	10,460
Prosus NV*	337	34,986

Randstad NV	83	6,468
Wolters Kluwer NV	193	18,510

(Cost $198,310)		382,462

New Zealand - 0.4%
Auckland International Airport Ltd.*	706	3,747
Fisher & Paykel Healthcare Corp. Ltd.	409	8,870
Mercury NZ Ltd.	509	2,429
Meridian Energy Ltd.	827	3,149
Ryman Healthcare Ltd.	374	3,570
Spark New Zealand Ltd.	1,354	4,465
Xero Ltd.*	92	9,446

(Cost $31,303)		35,676

Norway - 0.4%
DNB ASA	647	14,349
Mowi ASA	310	8,097
Norsk Hydro ASA	954	6,277
Orkla ASA	478	4,986
Telenor ASA (b)	537	9,321

(Cost $40,884)		43,030

Philippines - 0.2%
Ayala Corp.	200	3,330
Ayala Land, Inc.	5,800	4,183
Bank of the Philippine Islands	790	1,391
JG Summit Holdings, Inc.	1,785	2,133
Manila Electric Co.	150	892
SM Investments Corp.	160	3,254
SM Prime Holdings, Inc.	8,000	6,039
Universal Robina Corp.	630	1,836

(Cost $22,201)		23,058

Poland - 0.3%
Bank Polska Kasa Opieki SA*	118	3,091
CD Projekt SA (b)	45	2,073
Cyfrowy Polsat SA	205	1,707
KGHM Polska Miedz SA*	94	5,184
Orange Polska SA*	551	1,000
Polski Koncern Naftowy ORLEN SA	251	5,605
Powszechna Kasa Oszczednosci Bank Polski SA*	540	5,995
Powszechny Zaklad Ubezpieczen SA*	423	4,280
Santander Bank Polska SA*	23	1,676

(Cost $30,988)		30,611

Portugal - 0.1%
Galp Energia SGPS SA	411	5,115
Jeronimo Martins SGPS SA	203	3,929

(Cost $9,297)		9,044

Qatar - 0.2%
Commercial Bank PSQC	1,380	2,028
Ooredoo QPSC	670	1,270
Qatar Fuel QSC	350	1,720
Qatar National Bank QPSC	3,058	14,863

(Cost $20,444)		19,881

Romania - 0.0%
NEPI Rockcastle PLC
(Cost $2,365)	296	2,075

Russia - 0.8%
Gazprom PJSC	8,179	29,039
LUKOIL PJSC	283	23,131
Mobile TeleSystems PJSC, ADR	346	3,156
Moscow Exchange MICEX-RTS PJSC	968	2,217
Novatek PJSC, GDR	63	12,565
Novolipetsk Steel PJSC	886	3,157
PhosAgro PJSC, GDR	105	2,148
Polyus PJSC	21	4,535

(Cost $67,962)		79,948

Saudi Arabia - 0.3%
Almarai Co. JSC	185	2,723
Bank AlBilad*	260	2,620
Saudi Arabian Mining Co.*	302	4,751
Saudi Basic Industries Corp.	638	21,129
Savola Group	174	1,893

(Cost $28,288)		33,116

Singapore - 0.9%
Ascendas Real Estate Investment Trust REIT	72	160
BOC Aviation Ltd., 144A	179	1,591
CapitaLand Integrated Commercial Trust REIT	3,096	4,898
CapitaLand Ltd.	1,800	4,987
City Developments Ltd.	300	1,742
DBS Group Holdings Ltd.	1,218	27,690
Keppel Corp. Ltd.	1,000	4,035
Oversea-Chinese Banking Corp. Ltd.	2,300	21,521
Singapore Airlines Ltd.*	1,000	3,770
Singapore Exchange Ltd.	500	3,910
Singapore Telecommunications Ltd.	5,600	10,217
UOL Group Ltd.	400	2,238

(Cost $82,186)		86,759

South Africa - 1.9%
Absa Group Ltd.*	507	5,290
Anglo American Platinum Ltd.	37	4,905
Aspen Pharmacare Holdings Ltd.*	289	3,391
Bid Corp. Ltd.*	185	3,916
Bidvest Group Ltd.	240	3,398
Capitec Bank Holdings Ltd.	40	4,860
Clicks Group Ltd.	194	3,641
Discovery Ltd.*	301	3,084
FirstRand Ltd.	3,385	13,831
Gold Fields Ltd.	587	7,427
Growthpoint Properties Ltd. REIT	2,399	2,527
Impala Platinum Holdings Ltd.	550	10,042
Kumba Iron Ore Ltd.	42	1,959
MTN Group*	1,249	9,053
MultiChoice Group	327	3,285
Naspers Ltd., Class N	302	67,134
Nedbank Group Ltd.*	290	3,445

Northam Platinum Ltd.*	264	4,485
Old Mutual Ltd.	3,667	3,822
Remgro Ltd.	410	3,575
Sanlam Ltd.	1,309	5,677
Shoprite Holdings Ltd.	317	3,572
SPAR Group Ltd.	143	1,992
Standard Bank Group Ltd.	927	9,167
Vodacom Group Ltd.	442	4,215
Woolworths Holdings Ltd.*	771	3,133

(Cost $178,071)		190,826

South Korea - 2.3%
Amorepacific Corp.	20	5,166
AMOREPACIFIC Group	25	1,748
Celltrion Healthcare Co. Ltd.*	58	6,317
CJ CheilJedang Corp.	7	3,078
CJ Corp.	12	1,237
Coway Co. Ltd.	39	2,920
GS Engineering & Construction Corp.	46	1,853
GS Holdings Corp.	38	1,577
Hankook Tire & Technology Co. Ltd.	59	2,597
Hanwha Solutions Corp.*	74	2,997
Hyundai Engineering & Construction Co. Ltd.	54	2,790
Hyundai Heavy Industries Holdings Co. Ltd.	35	2,221
Kakao Corp.	216	23,913
KB Financial Group, Inc.	272	14,395
Korean Air Lines Co. Ltd.*	109	3,134
LG Chem Ltd.	33	24,326
LG Corp.	53	4,818
LG Display Co. Ltd.*	169	3,651
LG Electronics, Inc.	81	11,081
LG Household & Health Care Ltd.	7	9,822
Lotte Chemical Corp.	13	3,264
NAVER Corp.	85	27,733
POSCO Chemical Co. Ltd.	22	2,871
Samsung Electro-Mechanics Co. Ltd.	40	6,138
Samsung Fire & Marine Insurance Co. Ltd.	23	4,378
Samsung SDI Co. Ltd.	37	20,481
Samsung SDS Co. Ltd.	24	3,921
Shinhan Financial Group Co. Ltd.	317	12,112
SK Holdings Co. Ltd.	24	5,724
SK Innovation Co. Ltd.*	34	8,109
SK Telecom Co. Ltd.	28	7,989
Yuhan Corp.	31	1,833

(Cost $174,200)		234,194

Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA*	4,628	29,062
CaixaBank SA	2,656	9,112
Iberdrola SA	3,993	53,678
Industria de Diseno Textil SA	751	29,098
Naturgy Energy Group SA	237	6,210
Red Electrica Corp. SA	328	6,585
Repsol SA	1,071	14,304

(Cost $120,790)		148,049

Sweden - 2.2%
Alfa Laval AB	219	8,264
Assa Abloy AB, Class B	695	21,364
Atlas Copco AB, Class A	477	28,923
Atlas Copco AB, Class B	286	14,755
Boliden AB	195	7,819
Electrolux AB, Series B	140	3,969
Essity AB, Class B	409	14,126
Evolution AB, 144A	118	22,589
H & M Hennes & Mauritz AB, Class B*	503	12,851
Husqvarna AB, Class B	321	4,705
ICA Gruppen AB (b)	60	2,904
Nibe Industrier AB, Class B	992	10,793
Sandvik AB	803	21,169
SKF AB, Class B	253	6,831
Svenska Cellulosa AB SCA, Class B	420	6,975
Tele2 AB, Class B (b)	361	4,858
Telefonaktiebolaget LM Ericsson, Class B	2,030	26,919
Telia Co. AB	1,878	8,201

(Cost $165,231)		228,015

Switzerland - 5.3%
ABB Ltd.	1,195	40,752
Adecco Group AG	120	8,265
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1	9,535
Cie Financiere Richemont SA, Class A	373	45,477
Clariant AG	145	3,137
Coca-Cola HBC AG*	147	5,368
Geberit AG	26	18,809
Givaudan SA	7	31,235
Kuehne + Nagel International AG	37	12,490
Lonza Group AG	53	34,121
Roche Holding AG	491	170,718
SGS SA	4	12,467
Sika AG	101	32,489
Sonova Holding AG*	38	13,512
Straumann Holding AG	7	10,955
Swiss Life Holding AG	22	11,409
Swiss Re AG	212	20,367
Swisscom AG	19	10,690
Vifor Pharma AG	34	4,962
Zurich Insurance Group AG	104	43,434

(Cost $367,508)		540,192

Taiwan - 6.3%
Acer, Inc.	2,216	2,561
ASE Technology Holding Co. Ltd.	2,612	10,550
AU Optronics Corp.*	5,940	5,562
Cathay Financial Holding Co. Ltd.	4,995	10,115
Chailease Holding Co. Ltd.	1,006	7,598
Cheng Shin Rubber Industry Co. Ltd.	1,499	2,533

China Steel Corp.	7,819	10,466
Chunghwa Telecom Co. Ltd.	2,878	11,833
Compal Electronics, Inc.	3,010	2,557
CTBC Financial Holding Co. Ltd.	13,085	10,926
Delta Electronics, Inc.	1,485	15,923
E.Sun Financial Holding Co. Ltd.	8,161	7,553
Eclat Textile Co. Ltd.	100	2,336
Evergreen Marine Corp. Taiwan Ltd.*	1,510	5,393
Far Eastern New Century Corp.	1,498	1,717
Far EasTone Telecommunications Co. Ltd.	1,268	2,958
Feng TAY Enterprise Co. Ltd.	300	2,619
First Financial Holding Co. Ltd.	7,163	5,709
Fubon Financial Holding Co. Ltd.	4,213	11,034
Hiwin Technologies Corp.	170	2,266
Hotai Motor Co. Ltd.	204	4,212
Hua Nan Financial Holdings Co. Ltd.	6,500	4,297
Innolux Corp.*	7,081	6,246
Inventec Corp.	1,950	1,826
Lite-On Technology Corp.	1,579	3,787
MediaTek, Inc.	1,101	39,685
Mega Financial Holding Co. Ltd.	8,000	9,592
Nan Ya Plastics Corp.	3,413	10,435
President Chain Store Corp.	448	4,293
Shanghai Commercial & Savings Bank Ltd.	2,000	3,289
SinoPac Financial Holdings Co. Ltd.	6,388	3,136
Taishin Financial Holding Co. Ltd.	7,598	4,074
Taiwan Business Bank	3,489	1,215
Taiwan Cement Corp.	3,000	5,608
Taiwan High Speed Rail Corp.	1,537	1,640
Taiwan Mobile Co. Ltd.	1,259	4,584
Taiwan Semiconductor Manufacturing Co. Ltd.	17,091	369,619
Uni-President Enterprises Corp.	3,686	9,828
United Microelectronics Corp.	8,051	15,457
Wistron Corp.	2,104	2,344
Yageo Corp.	194	3,549
Yuanta Financial Holding Co. Ltd.	6,185	5,736

(Cost $295,975)		646,661

Thailand - 0.7%
Advanced Info Service PCL, NVDR	800	4,316
Airports of Thailand PCL, NVDR	3,100	6,252
Bangkok Dusit Medical Services PCL, NVDR	7,200	4,979
Berli Jucker PCL, NVDR	900	1,001
BTS Group Holdings PCL, NVDR	4,000	1,172
Bumrungrad Hospital PCL, NVDR	300	1,268
Central Pattana PCL, NVDR	1,400	2,275
Charoen Pokphand Foods PCL, NVDR	2,800	2,443
CP ALL PCL, NVDR	4,400	8,558
Energy Absolute PCL, NVDR	1,200	2,315
Gulf Energy Development PCL, NVDR	2,200	2,377
Home Product Center PCL, NVDR	4,800	2,136
Indorama Ventures PCL, NVDR	1,400	2,050
Intouch Holdings PCL, NVDR	1,600	3,291
Kasikornbank PCL, NVDR	1,400	5,334
Land & Houses PCL, NVDR	4,800	1,237
Minor International PCL, NVDR*	1,673	1,714
Muangthai Capital PCL	600	1,191
PTT Exploration & Production PCL, NVDR	1,000	3,794
PTT Global Chemical PCL, NVDR	1,700	3,442
Siam Cement PCL, NVDR	600	8,414
Siam Commercial Bank PCL, NVDR	700	2,297
Thai Oil PCL, NVDR	500	944
True Corp. PCL, NVDR	5,900	597

(Cost $81,351)		73,397

Turkey - 0.0%
KOC Holding AS	746	1,635
Turkcell Iletisim Hizmetleri AS	897	1,676
Turkiye Garanti Bankasi AS	1,530	1,442

(Cost $5,029)		4,753

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	2,038	3,768
Aldar Properties PJSC	3,128	3,109
Emirates NBD Bank PJSC	1,790	6,725
Emirates Telecommunications Group Co. PJSC	1,266	7,466
First Abu Dhabi Bank PJSC	1,987	9,121

(Cost $23,919)		30,189

United Kingdom - 8.0%
Ashtead Group PLC	313	22,905
Associated British Foods PLC*	262	8,644
AstraZeneca PLC	913	104,423
Barratt Developments PLC	698	7,505
Berkeley Group Holdings PLC	84	5,587
British Land Co. PLC REIT	710	5,147
BT Group PLC*	6,174	15,345
Burberry Group PLC*	277	8,411
CNH Industrial NV	738	12,745
Coca-Cola Europacific Partners PLC	155	9,381
Compass Group PLC*	1,269	29,016
Croda International PLC	97	9,635
Ferguson PLC	160	21,798
GlaxoSmithKline PLC	3,507	67,011
Informa PLC*	1,089	8,421
InterContinental Hotels Group PLC*	132	9,234
Intertek Group PLC	112	8,642
J Sainsbury PLC	1,332	5,029
JD Sports Fashion PLC*	297	3,991
Johnson Matthey PLC	140	6,062
Kingfisher PLC*	1,399	7,165
Legal & General Group PLC	4,256	17,200
Lloyds Banking Group PLC	49,292	34,957
Mondi PLC	359	9,729
National Grid PLC	2,471	32,990
Next PLC*	94	10,901

Reckitt Benckiser Group PLC	492	44,536
RELX PLC	1,340	35,029
Rentokil Initial PLC	1,390	9,362
RSA Insurance Group LTD.	778	7,567
Schroders PLC	70	3,539
Segro PLC REIT	784	11,629
Spirax-Sarco Engineering PLC	52	9,388
St James’s Place PLC	374	7,430
Standard Chartered PLC	1,875	13,534
Standard Life Aberdeen PLC	1,754	6,857
Taylor Wimpey PLC	2,688	6,549
Tesco PLC	5,330	16,915
Unilever PLC	1,820	109,345
Vodafone Group PLC	18,667	34,045
Whitbread PLC*	156	7,056
Wm Morrison Supermarkets PLC	1,741	4,377
WPP PLC	851	11,782

(Cost $738,288)		820,814

Uruguay - 0.1%
Globant SA*
(Cost $2,414)	26	5,665

TOTAL COMMON STOCKS (Cost $7,575,934)		10,055,268

PREFERRED STOCKS - 0.5%
Brazil - 0.2%
Banco Bradesco SA	3,467	17,494
Cia Energetica de Minas Gerais	744	1,925

(Cost $25,611)		19,419

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $5,112)	109	4,901

Colombia - 0.0%
Bancolombia SA
(Cost $2,479)	374	2,784

Germany - 0.2%
Bayerische Motoren Werke AG	36	3,259
Henkel AG & Co. KGaA	134	15,371

(Cost $18,273)		18,630

South Korea - 0.0%
AMOREPACIFIC Group	1	46
LG Chem Ltd.	8	2,678
LG Household & Health Care Ltd.	2	1,296

(Cost $2,583)		4,020

TOTAL PREFERRED STOCKS (Cost $54,058)		49,754

CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
5.50%, 6/3/24 (c)
(Cost $34) INR	2,494	34

RIGHTS - 0.0%
Singapore - 0.0%
Singapore Airlines Ltd.* , expires 6/25/21(c) (Cost $0)	2,090	0

Sweden - 0.0%
Kinnevik AB* , Class B, expires 6/18/21 (Cost $2,767)	139	2,649

TOTAL RIGHTS (Cost $2,767)		2,649

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	746	489

Thailand - 0.0%
Minor International PCL*, expires 9/30/21	80	2
Minor International PCL*, expires 5/5/23	58	9
Minor International PCL*, expires 2/15/24	52	7

(Cost $0)		18

TOTAL WARRANTS (Cost $0)		507

EXCHANGE-TRADED FUNDS - 0.5%
Xtrackers MSCI EAFE ESG Leaders Equity ETF (d)	993	31,409
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (d)	488	17,006

TOTAL EXCHANGE-TRADED FUNDS (Cost $47,324)		48,415

SECURITIES LENDING COLLATERAL - 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (e)(f) (Cost $103,715)	103,715	103,715

TOTAL INVESTMENTS - 100.5% (Cost $7,783,832)		10,260,342
Other assets and liabilities, net - (0.5%)		(48,272)

NET ASSETS - 100.0%		$10,212,070

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
EXCHANGE-TRADED FUNDS — 0.5%
Xtrackers MSCI EAFE ESG Leaders Equity ETF (d)
12,303	72,709	(58,349)	4,888	(142)	428	—	993	31,409
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (d)
5,738	35,181	(25,222)	2,225	(916)	111	—	488	17,006
SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (e)(f)
18,551	85,164(g)	—	—	—	9	—	103,715	103,715
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.03% (e)
6,027	249,498	(255,525)	—	—	3	—	—	—
42,619	442,552	(339,096)	7,113	(1,058)	551	—	105,196	152,130

*	Non-income producing security.
(a)	Stapled Security—A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2021 amounted to $145,964, which is 1.4% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund advised by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $49,915.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2021.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2021 the Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds and Securities Lending Collateral
Financials	$1,902,746	18.8%
Consumer Discretionary	1,462,875	14.4
Information Technology	1,279,086	12.7
Industrials	1,154,807	11.4
Health Care	928,219	9.2
Materials	851,555	8.4
Communication Services	807,561	8.0
Consumer Staples	782,945	7.8
Energy	404,044	4.0
Utilities	286,469	2.8
Real Estate	247,905	2.5

Total	$10,108,212	100.0%

At May 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (h)
MSCI Emerging Markets Index Futures	USD	1	$67,330	$68,045	6/18/2021	$715

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2021.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (i)	$10,055,268	$—	$—	$10,055,268
Preferred Stocks (i)	49,754	—	—	49,754
Corporate Bonds	—	—	34	34
Rights (i)	2,649	—	0	2,649
Warrants (i)	507	—	—	507
Exchange-Traded Funds	48,415	—	—	48,415
Short-Term Investments (i)	103,715	—	—	103,715
Derivatives (j)
Futures Contracts	715	—	—	715

TOTAL	$10,261,023	$—	$34	$10,261,057

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.